Item 1. Report to Shareholders

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Financials

Financial Highlights
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Financials
(Unaudited)

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------
              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET
VALUE

Beginning
of period      $  15.24   $  19.44   $  19.84   $  20.07   $  16.28   $  13.69

Investment
activities

  Net investment
  income (loss)   (0.02)     (0.05)     (0.04)     (0.04)     (0.02)     (0.04)

  Net realized
  and unrealized
  gain (loss)      2.89      (4.15)     (0.20)      1.59       4.08       2.94

  Total from
  investment
  activities       2.87      (4.20)     (0.24)      1.55       4.06       2.90

Distributions

  Net realized
  gain             --         --        (0.16)     (1.78)     (0.27)     (0.31)

NET ASSET VALUE

End of period  $  18.11   $  15.24   $  19.44   $  19.84   $  20.07   $  16.28
--------------------------------------------------------------------------------

Ratios/
Supplemental Data

Total return^     18.83%    (21.60)%    (1.18)%     7.86%     25.10%     21.45%

Ratio of total
expenses to
average net
assets             0.65%!     0.65%      0.65%      0.65%      0.70%      0.85%

Ratio of net
investment
income (loss)
to average
net assets        (0.31)%!   (0.31)%    (0.23)%    (0.20)%    (0.13)%    (0.35)%

Portfolio
turnover
rate               45.4%!     38.1%      48.6%      67.5%      55.4%      52.8%

Net assets,
end of
period (in
thousands)     $304,619   $263,326   $308,279   $308,336   $265,724   $131,575

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

     !    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Financials
June 30, 2003 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  98.9%

CONSUMER DISCRETIONARY  16.0%

Hotels, Restaurants & Leisure  2.4%

Cheesecake Factory *                                65,000      $         2,333

Fairmont Hotels                                     82,300                1,926

Starbucks *                                        119,800                2,937

                                                                          7,196

Household Durables  0.5%

Garmin *                                            39,500                1,575

                                                                          1,575

Leisure Equipment & Products  1.0%

Brunswick                                          124,700                3,120

                                                                          3,120

Media  3.7%

Catalina Marketing *                               125,000                2,206

Cox Radio, Class A *                               103,700                2,397

Lamar Advertising, Class A *                        41,600                1,465

Rogers Communications, Class B                     128,900                2,069

Scholastic *                                        47,800                1,423

Scripps, Class A                                    10,800                  958

Westwood One *                                      24,100                  818

                                                                         11,336

Multiline Retail  2.6%

99 Cents Only Stores *                              20,800                  714

Dollar Tree Stores *                               116,400                3,693

Family Dollar Stores                                89,400                3,411

                                                                          7,818

Specialty Retail  5.0%

Best Buy *                                          99,800                4,383

O'Reilly Automotive *                               83,100                2,775

Ross Stores                                         74,000                3,163

TJX                                                    300                    6

Weight Watchers *                                   54,000                2,456

Williams-Sonoma *                                   87,300                2,549

                                                                         15,332

Textiles, Apparel, & Luxury Goods  0.8%

Coach *                                             46,000                2,288

                                                                          2,288

Total Consumer Discretionary                                             48,665


CONSUMER STAPLES  2.0%

Beverages  0.4%

Cott *                                              64,600      $         1,337

                                                                          1,337

Food & Staples Retailing  1.1%

Whole Foods Market *                                68,600                3,260

                                                                          3,260

Personal Products  0.5%

Estee Lauder, Class A                               41,600                1,395

                                                                          1,395

Total Consumer Staples                                                    5,992


ENERGY  7.2%

Energy Equipment & Services  5.0%

BJ Services *                                      112,200                4,192

Cooper Cameron *                                    41,600                2,096

Diamond Offshore Drilling                          133,000                2,792

FMC Technologies *                                 118,500                2,494

Smith International *                               99,800                3,666

                                                                         15,240

Oil & Gas  2.2%

Devon Energy                                        60,256                3,218

Murphy Oil                                          29,100                1,531

XTO Energy                                         103,900                2,089

                                                                          6,838

Total Energy                                                             22,078


FINANCIALS  7.9%

Capital Markets  4.1%

Charles Schwab                                     124,700                1,258

Eaton Vance                                         58,200                1,839

Franklin Resources                                  41,600                1,625

Investor's Financial Services                       41,600                1,207

Legg Mason                                          33,300                2,163

Waddell & Reed Financial
  Class A                                          175,600                4,508

                                                                         12,600

Commercial Banks  0.2%

Silicon Valley Bancshares *                         20,800                  495

                                                                            495

Diversified Financial Services  0.7%

Principal Financial Group                           66,500                2,144

                                                                          2,144

Insurance  2.3%

AMBAC                                               14,500                  961

Nationwide Financial Services
  Class A                                           66,500                2,161

Protective Life                                     66,500                1,779

Willis Group Holdings                               69,200      $         2,128

                                                                          7,029

Thrifts & Mortgage Finance  0.6%

Radian Group                                        45,700                1,675

                                                                          1,675

Total Financials                                                         23,943


HEALTH CARE  21.7%

Biotechnology  5.8%

Affymetrix *                                        35,300                  696

Alkermes *                                          72,700                  782

Amylin Pharmaceuticals *                            56,100                1,228

Cephalon *                                          52,400                2,157

Gilead Sciences *                                   71,400                3,968

Human Genome Sciences *                             79,000                1,005

IDEC Pharmaceuticals *                              41,600                1,414

MedImmune *                                         75,100                2,731

Millennium Pharmaceuticals *                        87,300                1,373

Neurocrine Biosciences *                            20,800                1,039

Protein Design Labs *                               45,700                  639

Vertex Pharmaceuticals *                            41,400                  605

                                                                         17,637

Health Care Equipment & Supplies  2.0%

Apogent Technologies *                              83,100                1,662

Cytyc *                                             39,800                  419

Invitrogen *                                        16,600                  637

St. Jude Medical *                                  27,600                1,587

Waters Corporation *                                58,200                1,695

                                                                          6,000

Health Care Providers & Services  9.9%

AmerisourceBergen                                   39,500                2,739

Anthem *                                            58,200                4,490

Davita *                                            79,000                2,116

Health Management, Class A                         145,500                2,684

Laboratory Corporation
  of America *                                     105,500                3,181

Manor Care *                                       124,700                3,119

Omnicare                                           217,900                7,363

Triad Hospitals *                                   52,000                1,291

WellChoice *                                        37,400                1,095

Wellpoint Health Networks *                         24,900                2,099

                                                                         30,177

Pharmaceuticals  4.0%

Andrx *                                            133,100                2,649

Barr Laboratories *                                 57,100                3,740

IVAX *                                              97,600                1,742

Teva Pharmaceutical ADR                             74,800                4,258

                                                                $        12,389

Total Health Care                                                        66,203


INDUSTRIALS & BUSINESS SERVICES  15.7%

Aerospace & Defense  3.0%

Alliant Techsystems *                               60,000                3,115

L-3 Communications Holdings *                       35,700                1,552

Rockwell Collins                                   174,000                4,286

                                                                          8,953

Air Freight & Logistics  0.7%

Expeditors International
  of Washington                                     63,300                2,193

                                                                          2,193

Airlines  0.2%

JetBlue Airways *                                   10,400                  440

                                                                            440

Building Products  0.9%

American Standard *                                 37,400                2,765

                                                                          2,765

Commercial Services & Supplies  6.7%

Apollo Group, Class A *                             24,900                1,538

ChoicePoint *                                      129,800                4,481

Education Management *                              41,600                2,212

Hewitt Associates, Class A *                        84,200                1,983

Manpower                                            99,800                3,701

Robert Half International *                        166,300                3,150

Viad                                               149,400                3,345

                                                                         20,410

Industrial Conglomerates  1.0%

Roper Industries                                    83,100                3,091

                                                                          3,091

Machinery  3.0%

Danaher                                             49,900                3,396

ITT Industries                                      58,200                3,810

Oshkosh Truck, Class B                              33,300                1,975

                                                                          9,181

Trading Companies & Distributors  0.2%

Fastenal                                            14,500                  492

MSC Industrial Direct, Class A *                     8,600                  154

Total Industrials & Business Services                                    47,679

INFORMATION TECHNOLOGY  24.5%

Communications Equipment  1.0%

Harris                                             103,900      $         3,122

                                                                          3,122

Computer & Peripherals  1.9%

Diebold                                             54,000                2,336

Lexmark International, Class A *                    14,500                1,026

Seagate Technology                                 133,300                2,353

                                                                          5,715

Electronic Equipment & Instruments  2.2%

CDW *                                               53,400                2,446

Celestica *                                        103,900                1,638

Jabil Circuit *                                     74,800                1,653

Molex, Class A                                      41,600                  964

                                                                          6,701

Internet Software & Services  3.1%

Expedia, Class A *                                  20,800                1,589

InterActiveCorp *                                   66,500                2,631

Monster Worldwide *                                103,900                2,050

VeriSign *                                         236,900                3,276

                                                                          9,546

IT Services  8.3%

Affiliated Computer Services
  Class A *                                         62,300                2,849

BearingPoint *                                     257,500                2,485

BISYS Group *                                      109,700                2,015

Ceridian *                                         170,400                2,892

Certegy *                                          124,700                3,460

DST Systems *                                       95,600                3,633

Fiserv *                                            70,700                2,517

Iron Mountain *                                     91,400                3,390

SunGard Data Systems *                              72,700                1,884

                                                                         25,125

Semiconductor & Semiconductor
Equipment  4.1%

Intersil Holding, Class A *                         87,300                2,323

KLA-Tencor *                                        37,400                1,739

Maxim Integrated Products                           37,700                1,289

Microchip Technology                               124,700                3,071

Novellus Systems *                                  49,900                1,827

QLogic *                                            22,900                1,107

Semtech *                                           89,400                1,273

                                                                         12,629

Software  3.9%

Adobe Systems                                       69,100                2,216

Informatica *                                       54,000                  373

Intuit *                                            41,600      $         1,852

Mercury Interactive *                               41,600                1,606

Network Associates *                               108,100                1,371

PeopleSoft *                                        93,500                1,644

Siebel Systems *                                    52,700                  503

Synopsys *                                          16,600                1,027

VERITAS Software *                                  41,600                1,193

                                                                         11,785

Total Information Technology                                             74,623


MATERIALS  2.0%

Chemicals  1.1%

Potash Corp./Saskatchewan                           51,500                3,296

                                                                          3,296

Metals & Mining  0.9%

Newmont Mining                                      83,100                2,697

                                                                          2,697

Total Materials                                                           5,993


TELECOMMUNICATION SERVICES  1.8%

Wireless Telecommunication Services  1.8%

Nextel Communications
  Class A *                                        190,700                3,448

Triton PCS Holdings, Class A *                      91,000                  460

Western Wireless, Class A *                        137,300                1,583

Total Telecommunication Services                                          5,491

Total Miscellaneous Common Stocks 0.1%                                      422

Total Common Stocks (Cost  $235,851)                                    301,089


Short-Term Investments  1.6%

Money Market Funds  1.6%

T. Rowe Price Government Reserve
Investment Fund, 1.01% #                         4,948,824                4,949

Total Short-Term Investments
(Cost  $4,949)                                                            4,949

                                                                         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

100.5% of Net Assets (Cost $240,800)                       $            306,038

Other Assets Less Liabilities                                            (1,419)

NET ASSETS                                                 $            304,619
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (410)

Undistributed net realized gain (loss)                                  (28,092)

Net unrealized gain (loss)                                               65,238

Paid-in-capital applicable to 16,822,017
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000 shares
of the Corporation authorized                                           267,883

NET ASSETS                                                 $            304,619
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              18.11
                                                           --------------------

     #    Seven-day yield

     *    Non-income producing

     ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Financials
(Unaudited)
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $                431

  Income distributions from mutual funds                                     26

  Total income                                                              457

Expenses

  Investment management                                                     800

  Custody and accounting                                                     59

  Legal and audit                                                             6

  Directors                                                                   3

  Shareholder servicing                                                       2

  Prospectus and shareholder reports                                          1

  Miscellaneous                                                               2

  Total expenses                                                            873

  Expenses paid indirectly                                                   (6)

  Net expenses                                                              867

Net investment income (loss)                                               (410)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   (2,238)

Change in net unrealized gain (loss) on securities                       51,085

Net realized and unrealized gain (loss)                                  48,847

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             48,437
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $          (410)     $          (906)

  Net realized gain (loss)                          (2,238)             (10,165)

  Change in net unrealized gain (loss)              51,085              (60,942)

  Increase (decrease) in net assets
  from operations                                   48,437              (72,013)

Capital share transactions *

  Shares sold                                       27,680               83,805

  Shares redeemed                                  (34,824)             (56,745)

  Increase (decrease) in net assets from capital
  share transactions                                (7,144)              27,060

Net Assets

Increase (decrease) during period                   41,293              (44,953)

Beginning of period                                263,326              308,279

End of period                              $       304,619      $       263,326
                                           ---------------      ---------------

*Share information

  Shares sold                                        1,637                4,901

  Shares redeemed                                   (2,091)              (3,481)

  Increase (decrease) in shares outstanding           (454)               1,420

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Financials
June 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 31, 1996. The fund seeks to provide long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $6,000 and $0, respectively, for the six months ended June 30, 2003.

Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the iden-tified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - IVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $60,646,000 and $67,233,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $3,649,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $22,205,000 of unused capital loss carryforwards, of which $10,677,000 expire in 2009, and $11,528,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $240,800,000. Net unrealized gain aggregated $65,238,000 at period-end, of which $78,220,000 related to appreciated investments and $12,982,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.60% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2003, investment management fee payable totaled $150,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $35,000 for the six months ended June 30, 2003, of which $6,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $26,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003